PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Plan Assets (Details) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 28, 2019 USD ($) item	Dec. 29, 2018 USD ($)
ADPP
Change in plan assets
Amount of contribution		$ 200.0
U.S.
Change in plan assets
Plan assets at beginning of year			$ 735.6	$ 740.2
Actual return on plan assets			20.7	(3.6)
Amount of contribution			18.4	233.9
Benefits paid			(20.7)	(61.8)
Settlements			(754.0)	(173.1)
Plan assets at end of year			0.0	735.6
U.S. | ADPP
Change in plan assets
Amount of contribution	$ 200.0		$ 10.0
Number of plans | item			2
International
Change in plan assets
Plan assets at beginning of year			$ 631.8	683.7
Actual return on plan assets			118.5	(13.3)
Amount of contribution			13.6	14.7
Participant contributions			4.1	3.8
Benefits paid			(21.3)	(22.3)
Settlements			(4.5)	(9.5)
Foreign currency translation			(7.8)	(25.3)
Plan assets at end of year			$ 734.4	$ 631.8